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[SENTRY LOGO]

                                                                   VOLUME 1 OF 2
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                            Sentry Variable Account I

                                   THE PATRIOT

                  A FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY
             FUNDED BY NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST

                               SEMI-ANNUAL REPORT

                                                                   JUNE 30, 1998


                    SENTRY LIFE INSURANCE COMPANY OF NEW YORK

Dear Contract Owner:                                             August 14, 1998

We are pleased to present you with the following comments of Neuberger & Berman Management Incorporated, the investment advisers for the Adviser Management Trust Portfolios:

Jennifer Silver and Brooke Cobb took over management of Neuberger & Berman Advisers Management Trust (AMT) Growth Portfolio and the equity portion of AMT Balanced Portfolio in July 1997.

Neuberger & Berman AMT Growth Portfolio and the equity portion of the AMT Balanced Portfolio out-performed their benchmark, the Russell Mid-Cap Growth Index, during the second quarter, even though large-caps outperformed mid-caps overall. Portfolio Co-Managers Jennifer Silver and Brooke Cobb believe over the long term, medium-sized companies have better long-term growth potential. Jennifer and Brooke believe the portfolio's strong performance relative to its benchmark was the result of maintaining a highly diversified portfolio by industry group and stock selection. Technology holdings contributed greatly to the portfolio's overall performance. Jennifer and Brooke believe the portfolio's success in technology was largely the result of focusing on productivity enhancing tech companies serving niche markets and avoiding commodity-oriented tech stocks whose earnings might be vulnerable to Asian economic weakness. Jennifer and Brooke are optimistic on the mid-cap asset class and will continue to invest in fast growing companies trading at reasonable multiples relative to annual earnings growth rates. They believe the Portfolio is well positioned for the potential to reward shareholders over the long-term.

Neuberger & Berman AMT Limited Maturity Bond Portfolio and the fixed income portion of the AMT Balanced Portfolio co-managers Ted Giuliano and Tom Wolfe believe favorable fundamentals such as low inflation and historically high real rates of return have helped spawn this year's bond rally. Ted and Tom believe they were able to enhance returns in the corporate sector through selectively buying "split-rated" bonds (securities rated investment grade by one, but not all the major rating services) and "crossover" bonds (securities with the potential to move from a below investment grade or a split-grade rating to a full investment grade rating). The co-managers emphasize that they have been steadfast in their faith in fixed income, praising the virtues of income and relative safety of principal. They will continue to invest in securities and sectors they believe can add the best value. Ted and Tom have a positive outlook on the fixed income market and will continue their same value investment selection process.

THE INVESTMENTS FOR THE PORTFOLIOS ARE MANAGED BY THE SAME PORTFOLIO MANAGER(S) WHO MANAGE ONE OR MORE OTHER MUTUAL FUNDS THAT HAVE SIMILAR NAMES, INVESTMENT OBJECTIVES AND INVESTMENT STYLES AS THE PORTFOLIO. YOU SHOULD BE AWARE THAT THE PORTFOLIOS ARE LIKELY TO DIFFER FROM THE OTHER MUTUAL FUNDS IN SIZE, CASH FLOW PATTERN AND TAX MATTERS. ACCORDINGLY, THE HOLDINGS AND PERFORMANCE OF THE PORTFOLIOS CAN BE EXPECTED TO VARY FROM THOSE OF THE OTHER MUTUAL FUNDS.

Thank you for choosing Sentry to help meet your long-term investment needs. We value your business and appreciate your confidence in Sentry to provide this service.

Sincerely,

Harold A. Rice

Harold A. Rice, President and Chief Operating Officer
Sentry Life of New York


The composition and holdings of the Portfolios are subject to change. Shares of the separate Portfolios of Neuberger & Berman Advisers Management Trust are sold only through the currently effective prospectus and are not available to the general public. Shares of the Advisers Management Trust Portfolios may be purchased only by life insurance companies to be used with their separate accounts which fund variable annuity and variable life insurance policies. Shares of the Balanced Portfolio are also available as an underlying investment fund for certain qualified retirement plans. This material is authorized for distribution only when preceded or accompanied by a prospectus.



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                    SENTRY LIFE INSURANCE COMPANY OF NEW YORK
                            SENTRY VARIABLE ACCOUNT I

                       STATEMENT OF ASSETS AND LIABILITIES
                            June 30, 1998 (Unaudited)

ASSETS:

Investments at market value:

  Neuberger & Berman Advisers Management Trust:

    Liquid Asset Portfolio, 115,738
      shares (cost $115,738)                            $  115,738

    Growth Portfolio, 60,268
      shares (cost $1,413,120)                           1,585,973

    Limited Maturity Bond Portfolio, 7,546
      shares (cost $102,991)                               102,397

    Balanced Portfolio, 17,677
      shares (cost $276,950)                               284,768
                                                        ----------

        Total investments                                2,088,876

Dividends receivable                                           428
                                                        ----------
        Total assets                                     2,089,304

LIABILITIES:

Accrued expenses                                             2,522
                                                        ----------
NET ASSETS                                              $2,086,782
                                                        ==========


    The accompanying notes are an integral part of these financial statements


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SENTRY LIFE INSURANCE COMPANY OF NEW YORK

SENTRY VARIABLE ACCOUNT I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
For the six months ended June 30, 1998 and 1997 (Unaudited)

                                                 SUB-ACCOUNTS INVESTING IN:
                                                 --------------------------
                                                       LIQUID ASSET                               GROWTH
                                                          PORTFOLIO                              PORTFOLIO
                                                 --------------------------            ---------------------------
                                                   1998              1997                 1998             1997
                                                 --------          --------            ----------       ----------
Income:
  Dividends                                         2,536             2,723                    --               --

Expenses:
  Mortality and expense risk                          667               730                 9,019            8,073
                                                 --------          --------            ----------       ----------

Net investment income (loss)                        1,869             1,993                (9,019)          (8,073)
                                                 --------          --------            ----------       ----------

Realized net investment gain                           --                --                 3,972           32,700

Unrealized appreciation (depreciation), net            --                --              (172,928)          70,701

Capital gain distributions received                    --                --               392,328          110,632
                                                 --------          --------            ----------       ----------

Realized and unrealized gain (loss)
  on investments and capital
  gains distributions, net                             --                --               223,372          214,033
                                                 --------          --------            ----------       ----------

Net increase in net assets from
  operations                                        1,869             1,993               214,353          205,960
                                                 --------          --------            ----------       ----------

Purchase payments                                   5,461             5,501                 7,321           16,127

Transfers between subaccounts, net                     --                --                   926               --

Withdrawals                                          (568)          (17,589)              (89,577)        (211,558)

Contract maintenance fees                            (194)             (199)               (1,247)          (1,355)

Surrender charges                                      --               (91)               (1,447)          (1,720)
                                                 --------          --------            ----------       ----------

Net increase (decrease) in net assets
  derived from principal transactions               4,699           (12,378)              (84,024)        (198,506)
                                                 --------          --------            ----------       ----------

Total increase (decrease) in net assets             6,568           (10,385)              130,329            7,454

Net assets at beginning of period                 108,749           130,654             1,454,779        1,368,676
                                                 --------          --------            ----------       ----------

Net assets at end of period                       115,317           120,269             1,585,108        1,376,130
                                                 ========          ========            ==========       ==========


    The accompanying notes are an integral part of these financial statements

       LIMITED MATURITY                               BALANCED
        BOND PORTFOLIO                                PORTFOLIO                                   TOTAL
-----------------------------              -----------------------------             -----------------------------
   1998               1997                    1998               1997                   1998               1997
----------         ----------              ----------         ----------             ----------         ----------
     6,445              9,357                   6,179              4,981                 15,160             17,061

       626                923                   1,647              1,604                 11,959             11,330
----------         ----------              ----------         ----------             ----------         ----------

     5,819              8,434                   4,532              3,377                  3,201              5,731
----------         ----------              ----------         ----------             ----------         ----------

        (3)            (1,625)                  1,148              3,114                  5,117             34,189

    (3,883)            (3,369)                (23,061)             5,911               (199,872)            73,243

        --                 --                  43,400             12,785                435,728            123,417
----------         ----------              ----------         ----------             ----------         ----------


    (3,886)            (4,994)                 21,487             21,810                240,973            230,849
----------         ----------              ----------         ----------             ----------         ----------


     1,933              3,440                  26,019             25,187                244,174            236,580
----------         ----------              ----------         ----------             ----------         ----------

        --                 (1)                  5,277             12,013                 18,059             33,640

      (926)                --                      --                 --                     --                 --

    (1,895)           (46,020)                 (9,560)           (48,464)              (101,600)          (323,631)

      (118)              (159)                   (213)              (237)                (1,772)            (1,950)

        --               (428)                    (99)              (635)                (1,546)            (2,874)
----------         ----------              ----------         ----------             ----------         ----------


    (2,939)           (46,608)                 (4,595)           (37,323)               (86,859)          (294,815)
----------         ----------              ----------         ----------             ----------         ----------

    (1,006)           (43,168)                 21,424            (12,136)               157,315            (58,235)

   102,797            180,635                 263,142            266,607              1,929,467          1,946,572
----------         ----------              ----------         ----------             ----------         ----------

   101,791            137,467                 284,566            254,471              2,086,782          1,888,337
==========         ==========              ==========         ==========             ==========         ==========

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
June 30, 1998 and 1997

1. ORGANIZATION AND CONTRACTS

   The Sentry Variable Account I (the Variable Account) is a segregated investment account of the Sentry Life Insurance Company of New York (the Company) and is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940. The Variable Account was established by the Company on August 24, 1983 and commenced operations on May 3, 1984. Accordingly, it is an accounting entity wherein all segregated account transactions are reflected.

   The assets of the Variable Account are invested in one or more of the portfolios of Neuberger & Berman Advisers Management Trust (the Trust) at the portfolio's net asset value in accordance with the selection made by the contract owners.

   A copy of the Neuberger & Berman Advisers Management Trust Annual Report is included in the Variable Account's Annual Report.

2. SIGNIFICANT ACCOUNTING POLICIES

   VALUATION OF INVESTMENTS

   Investments in the Trust are valued by using net asset values which are based on the daily closing prices of the underlying securities in the Trust's portfolios.

   SECURITIES TRANSACTIONS AND INVESTMENT INCOME

   Securities transactions are recorded on the trade date (the date the order to buy and sell is executed). Dividend income is recorded on the ex-dividend date. The cost of investments sold and the corresponding capital gains and losses are determined on a specific identification basis.

   FEDERAL INCOME TAXES

   The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code. The operations of the Variable Account are part of the total operations of the Company and are not taxed as a separate entity.

   Under Federal income tax law, net investment income and net realized capital gains of the Variable Account which are applied to increase net assets are not taxed.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED - CONTINUED)
June 30, 1998 and 1997

3. EXPENSES

   A mortality and expense risk premium is deducted by the Company from the Variable Account on a daily basis which is equal, on an annual basis, to 1.20% (.80% mortality and .40% expense risk) of the daily net asset value of the Variable Account. This mortality and expense risk premium compensates the Company for assuming these risks under the variable annuity contract. The liability for accrued mortality and expense risk premium amounted to $2,522 at June 30, 1998.

   The Company deducts, on the contract anniversary date, an annual contract maintenance charge of $30, per contract holder, from the contract value by canceling accumulation units. If the contract is surrendered for its full surrender value, on other than the contract anniversary, the contract maintenance charge will be deducted at the time of such surrender. This charge reimburses the Company for administrative expenses relating to maintenance of the contract.

   There are no deductions made from purchase payments for sales charges at the time of purchase. However, a contingent deferred sales charge may be deducted in the event of a surrender to reimburse the Company for expenses incurred which are related to contract sales. Contingent deferred sales charges apply to each purchase payment and are graded from 6% during the first contract year to 0% in the seventh contract year.

   Any premium tax payable to a governmental entity as a result of the existence of the contracts or the Variable Account will be charged against the contract value. Premium taxes up to 4% are currently imposed by certain states. Some states assess their premium taxes at the time purchase payments are made; others assess their premium taxes at the time of annuitization. In the event contracts would be issued in states assessing their premium taxes at the time purchase payments are made, the Company currently intends to advance such premium taxes and to deduct the premium taxes from a contract owner's contract value at the time of annuitization or surrender.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED - CONTINUED)
June 30, 1998 and 1997

4. NET ASSETS

   Net assets are represented by accumulation units in the related Variable Account.

   At June 30, 1998 ownership of the Variable Account was represented by the following accumulation units and accumulation unit values:

                                                   ACCUMULATION         ACCUMULATION
                                                      UNITS              UNIT VALUE          VALUE
                                                   ------------         ------------         -----
     Neuberger & Berman
     Advisers Management Trust:
       Liquid Asset Portfolio                         6,531              $17.66           $  115,317
       Growth Portfolio                              27,268               58.13            1,585,108
       Limited Maturity Bond Portfolio                4,114               24.74              101,791
       Balanced Portfolio                            12,688               22.43              284,566
                                                                                          ----------
         Total net assets                                                                 $2,086,782
                                                                                          ==========

   At June 30, 1997 ownership of the Variable Account was represented by the following accumulation units and accumulation unit values:

                                                   ACCUMULATION         ACCUMULATION
                                                      UNITS              UNIT VALUE          VALUE
                                                   ------------         ------------         -----
     Neuberger & Berman
     Advisers Management Trust:
       Liquid Asset Portfolio                         7,051              $17.06           $  120,269
       Growth Portfolio                              29,786               46.20            1,376,130
       Limited Maturity Bond Portfolio                5,833               23.57              137,467
       Balanced Portfolio                            13,312               19.12              254,471
                                                                                          ----------
         Total net assets                                                                 $1,888,337
                                                                                          ==========


NOTES TO FINANCIAL STATEMENTS  (UNAUDITED - CONTINUED)
June 30, 1998 and 1997

5. PURCHASES AND SALES OF SECURITIES

   In 1998, purchases and proceeds on sales of the Trust's shares aggregated $469,879 and $117,843, respectively, and were as follows:

                           LIQUID ASSET        GROWTH          LIMITED MATURITY      BALANCED
                             PORTFOLIO        PORTFOLIO         BOND PORTFOLIO       PORTFOLIO       TOTAL
                           ------------      ----------        ----------------      ---------       -----
   Purchases                 $  8,002         $400,575            $ 6,445            $54,857        $469,879
   Proceeds on sales              761          101,271              3,939             11,872         117,843


   In 1997, purchases and proceeds on sales of the Trust's shares aggregated $177,406 and $342,698, respectively, and were as follows:

                           LIQUID ASSET        GROWTH          LIMITED MATURITY      BALANCED
                             PORTFOLIO        PORTFOLIO         BOND PORTFOLIO       PORTFOLIO       TOTAL
                           ------------      ----------        ----------------      ---------       -----
   Purchases                 $ 11,310         $126,960            $ 9,357            $29,779        $177,406
   Proceeds on sales           21,920          222,834             47,608             50,336         342,698

                            [SENTRY LIFE INSURANCE
                            COMPANY OF NEW YORK LOGO]
                            SENTRY LIFE INSURANCE
                            COMPANY OF NEW YORK
                            A MEMBER OF THE SENTRY FAMILY OF INSURANCE COMPANIES 251 Salina Meadows Parkway, Suite 100
                            P.O. Box 4944
                            Syracuse, NY  13221
                            (315) 453-6301

32-95A                       Volume 1                                       8-98